Capital and funding (Tables)	12 Months Ended
Dec. 31, 2025
Equity and liabilities [abstract]
Summary of Share Capital

Unilever PLC	£ million 2025	£ million 2024
Ordinary shares(a)	76.3	78.4

Unilever Group	€ million 2025	€ million 2024
Euro equivalent in millions(b)	85	88
(a)At 31 December 2025, 2,181,005,247 PLC ordinary shares of 3 1/2p were in issue (2024: 2,521,497,338 PLC ordinary shares of 3 1/9p). During the year, there was a reduction in the number of shares by 279,078,800 due to the impact of the share consolidation, 3,500,000 new shares were issued, and 64,913,291 treasury shares were cancelled.
(b)The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.

Summary of Combined Financial Information in Relation to HUL	Summary financial information in relation to
HUL is shown below.

HUL balance sheet as at 31 December	€ million 2025	€ million 2024
Non-current assets	4,968	6,478
Current assets	1,561	2,125
Current liabilities	(1,594)	(1,456)
Non-current liabilities	(1,307)	(1,798)

HUL comprehensive income for the year ended 31 December	€ million 2025	€ million 2024
Turnover	6,253	6,607
Profit after tax	940	1,167
Total comprehensive income	110	1,318

HUL cash flow for the year ended 31 December	€ million 2025	€ million 2024
Net increase/(decrease) in cash and cash equivalents	(163)	364

HUL non-controlling interest	€ million 2025	€ million 2024
1 January	(2,044)	(2,048)
Share of (profit)/loss for the year ended 31 December	(539)	(446)
Other comprehensive income	6	3
Dividend paid to the non-controlling interest	582	511
Currency translation	306	(60)
Other movements in equity	120	(4)
31 December	(1,569)	(2,044)

Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves

	€ million Total 2025	€ million Total 2024	€ million Total 2023
Fair value reserves – see following table	332	600	392
Currency retranslation of group companies – see following table	(8,284)	(7,026)	(7,432)
Capital redemption reserve	28	25	25
Book value of treasury shares – see following table	(36)	(37)	(207)
Repurchase of shares	(3,769)	(2,259)	(6,034)
Cancellation of PLC shares	3,770	—	5,282
Other(a)	(305)	(602)	(544)
	(8,264)	(9,299)	(8,518)
(a)Relates primarily to options to purchase non-controlling interest in subsidiaries.

Summary of Treasury Shares Movements

Treasury shares – movements during the year	€ million 2025	€ million 2024
1 January	(2,296)	(959)
Repurchase of shares	(1,510)	(1,508)
Cancellation of PLC shares	3,770	—
Other purchases and utilisations	1	171
31 December	(35)	(2,296)

Disclosure of Currency Retranslation Reserve

Currency retranslation reserves – movements during the year	€ million 2025	€ million 2024
1 January	(7,026)	(7,432)
Currency retranslation of group companies' net assets and liabilities during the year	(1,522)	(419)
Movement in net investment hedges and exchange differences in net investments in foreign operations	(796)	280
Recycling of currency retranslation to the income statement on demerger of Ice Cream business	1,036	—
Recycling of currency retranslation to the income statement on business disposals	24	545
31 December	(8,284)	(7,026)

Disclosure of Fair Value Reserve

Fair value reserves – movements during the year	€ million 2025	€ million 2024
1 January	600	392
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	(14)	60
Gains/(losses) on cash flow hedges	(196)	210
Hedging (gains)/losses transferred to non-financial assets	(58)	(62)
31 December	332	600

Disclosure of Remeasurement of Defined Benefit Pension Plans Net of Tax	Remeasurement of defined benefit pension plans, net of tax

	€ million 2025	€ million 2024
1 January	84	(180)
Movement during the year	176	264
31 December	260	84

Disclosure of Currency Retranslation Gains (Losses)

	€ million 2025	€ million 2024
1 January	(5,955)	(7,344)
Currency retranslation during the year:
Other reserves	(1,258)	406
Retained profit	(76)	891
Non-controlling interest	(349)	92
31 December	(7,638)	(5,955)

Summary of Financial Liabilities

Financial liabilities(a)	€ million Current 2025	€ million Non- current 2025	€ million Total 2025	€ million Current 2024	€ million Non- current 2024	€ million Total 2024
Bank loans and overdrafts(b)	229	4	233	517	4	521
Bonds and other loans	1,951	24,087	26,038	5,363	23,285	28,648
Lease liabilities	277	1,049	1,326	322	1,164	1,486
Derivatives	48	404	452	152	442	594
Other financial liabilities(c)	77	152	229	633	171	804
	2,582	25,696	28,278	6,987	25,066	32,053
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include €3 million (2024: €4 million) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in the US, Myanmar and India, refer to note 22.

Disclosure of Reconciliation of Liabilities Arising from Financing Activities	Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2025 and 2024	€ million Opening balance at 1 January	€ million Cash movement(a)	€ million Business acquisi- tions/ disposals	€ million Foreign exchange changes	€ million Fair value changes	€ million Other movements	€ million Closing balance at 31 December
2025
Bank loans and overdrafts	(521)	178	36	67	–	7	(233)
Bonds and other loans	(28,648)	(1,892)	3,000	1,583	(92)	11	(26,038)
Lease liabilities(b)	(1,486)	341	112	129	–	(422)	(1,326)
Derivatives	(594)	–	31	23	88	–	(452)
Other financial liabilities	(804)	24	(51)	93	(60)	569	(229)
Total	(32,053)	(1,349)	3,128	1,895	(64)	165	(28,278)

2024
Bank loans and overdrafts	(506)	(52)	–	2	–	35	(521)
Bonds and other loans	(26,692)	(1,119)	–	(755)	(5)	(77)	(28,648)
Lease liabilities(b)	(1,395)	385	21	(24)	–	(473)	(1,486)
Derivatives	(494)	–	–	(13)	(87)	–	(594)
Other financial liabilities	(535)	25	(59)	(33)	(203)	1	(804)
Total	(29,622)	(761)	(38)	(823)	(295)	(514)	(32,053)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities, repayment of financial liabilities and net cash flow used in discontinued financing activities (excluding interest paid of €(170) million and the capital component of leases of €(46) million included in (b)
below) The difference of €99 million (2024: €(68) million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments and net cash flow used in discontinued financing activities €(46) million from (a) above in the consolidated cash flow statement. The difference of €(6) million (2024: €4 million) represents gain or loss from termination and modification of lease contracts.
Summary of Analysis of Bonds and Other Loans	Analysis of bonds and other loans

€ million	Total 2025	Total 2024
Unilever PLC
1.875% Notes 2029 (£)	285	300
1.500% Notes 2026 (£)	573	602
1.500% Notes 2039 (€)	647	647
2.125% Notes 2028 (£)(a)	331	334
Total PLC	1,836	1,883

Other group companies
The Netherlands
1.625% Notes 2033 (€)	795	795
1.375% Notes 2029 (€)	747	747
1.125% Bonds 2027 (€)	699	699
1.125% Bonds 2028 (€)	698	698
0.875% Notes 2025 (€)	–	650
0.500% Bonds 2025 (€)	–	650
1.375% Notes 2030 (€)	647	646
1.000% Notes 2027 (€)	600	599
1.250% Notes 2025 (€)	–	1,000
1.750% Notes 2030 (€)	997	997
1.250% Notes 2031 (€)(a)	590	588
2.250% Notes 2034 (€)(a)	776	793
0.750% Notes 2026 (€)(a)	499	489
1.750% Notes 2028 (€)	647	646
3.250% Notes 2031 (€)	496	495
3.500% Notes 2035 (€)	496	496
3.250% Notes 2032 (€)	599	598
3.500% Notes 2037 (€)	597	597
3.250% Notes 2032 (€)	100	100

United States
5.900% Bonds 2032 (US $)	847	955
2.900% Notes 2027 (US $)	850	956
3.500% Notes 2028 (US $)	678	764
2.000% Notes 2026 (US $)	596	671
3.100% Notes 2025 (US $)	–	480
3.500% Bonds 2028 (US $)	425	478
3.375% Notes 2025 (US $)	–	336
7.250% Bonds 2026 (US $)	254	285
6.625% Bonds 2028 (US $)	206	231
5.600% Bonds 2097 (US $)	78	88
2.125% Notes 2029 (US $)	720	812
1.375% Notes 2030 (US $)(a)	371	391
2.625% Notes 2051 (US $)	544	613
1.750% Notes 2031 (US $)(a)	632	670
3.300% Notes 2029 (€)	549	549
3.400% Notes 2033 (€)	695	694
4.875% Notes 2028 (US $)	595	670
5.000% Notes 2033 (US $)	675	760
4.750% Notes 2031 (US $)	144	163
4.625% Bonds 2034 (US $)	842	949
4.250% Bonds 2027 (US $)	637	718
2.750% Notes 2030 (€)	696	–
3.375% Notes 2035 (€)	791	–
Floating Rate Notes 2027 (€)	596	–
4.824% Bonds 2035 (US $)	128	–
2.875% Notes 2032 (€)	842	–
3.500% Notes 2037 (€)	798	–
Commercial Paper (US $)	–	2,158

Other countries
Switzerland	28	89
Others	2	2
Total other group companies	24,202	26,765
Total bonds and other loans	26,038	28,648
(a)Bonds includes €(281) million (2024: €(373) million) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.